11. Share Capital: Schedule of Continuity of Common Share Purchase Warrants (Tables)	12 Months Ended
Jul. 31, 2019
Tables/Schedules
Schedule of Continuity of Common Share Purchase Warrants

	Number of share purchase warrants #	Weighted average exercise price $
Outstanding, July 31, 2017	-	-
Issued	130,721,365	0.06
Exercised	(5,050,000)	0.05
Outstanding, July 31, 2018	125,671,365	0.06
Issued	17,910,000	0.05
Exercised	(17,810,000)	0.05
Outstanding, July 31, 2019	125,771,365	0.06